SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT (NO. 2-65955-99)
UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 90	[X]
and

REGISTRATION STATEMENT (NO. 811-02968-99) UNDER THE INVESTMENT COMPANY
ACT OF 1940
Amendment No. 90	[X]

VANGUARD TRUSTEES’ EQUITY FUND
(Exact Name of Registrant as Specified in Declaration of Trust)

P.O. Box 2600, Valley Forge, PA 19482
(Address of Principal Executive Office)

Registrant’s Telephone Number (610) 669-1000

Anne Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Approximate Date of Proposed Public Offering:
It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on November 1, 2019 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date), pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post Effective Amendment No. 90 under the Securities Act of 1933, as amended (the “Securities
Act”) (Amendment No. 90 under the Investment Company Act of 1940, as amended (the “1940 Act”) to the registration statement on Form N 1A (the “Registration Statement”) of Vanguard Trustees’ Equity
Fund (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until November 1, 2019, the pending effective date of the Trust’s 89th
Post Effective Amendment. By way of further background:

· Post Effective Amendment No. 89 was filed under Rule 485(a)(1) on August 1, 2019, for the purposes of (1) changing the investment objective of Vanguard Alternative Strategies Fund (the
“Fund”), a series of the Trust; (2) changing the Fund’s benchmark against which it compares its performance; (3) adopting a risk methodology; (4) changing the Fund’s account minimum for purchases; and (5) effecting a number of non-material editorial changes. Post-Effective
Amendment 89 originally requested that the Amendment become effective on October 16,
2019.

This Post Effective Amendment No. 90 incorporates by reference the information contained in Parts A,
B, and C of Post Effective Amendment No. 89 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 15th day of October, 2019.

VANGUARD TRUSTEES’ EQUITY FUND

BY:_______/s/ Mortimer J. Buckley*__________

Mortimer J. Buckley
Chairman and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

/s/ Mortimer J. Buckley*	Chairman and Chief	October 15, 2019
Executive Officer
Mortimer J. Buckley
/s/ Emerson U. Fullwood*	Trustee	October 15, 2019
Emerson U. Fullwood
/s/ Amy Gutmann*	Trustee	October 15, 2019
Amy Gutmann
/s/ Mark Loughridge*	Trustee	October 15, 2019
Mark Loughridge
/s/ Joseph Loughrey*	Trustee	October 15, 2019
Joseph Loughrey
/s/ Scott C. Malpass*	Trustee	October 15, 2019
Scott C. Malpass
/s/ Deanna Mulligan*	Trustee	October 15, 2019
Deanna Mulligan
/s/ André F. Perold*	Trustee	October 15, 2019
André F. Perold
/s/ Sarah Bloom Raskin*	Trustee	October 15, 2019
Sarah Bloom Raskin
/s/ Peter F. Volanakis*	Trustee	October 15, 2019
Peter F. Volanakis
/s/John Bendl	Chief Financial Officer	October 15, 2019
John Bendl

*By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018, see File Number 33-32216, Incorporated by Reference.